Loans and asset quality - Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 64,458	$ 63,703
Unearned income on lease financings	527	674
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,689	15,899
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,617	2,342
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,654	13,347
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,654	3,945
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	854	1,055
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,461	4,483
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,590	19,573
Total Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	50,425	49,351
Total Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,342	6,640
Total Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,286	2,115
Total Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,555	13,247
Total Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,639	3,899
Total Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	989	1,007
Total Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	854	1,055
Total Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,055	911	$ 1,348
Total Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,202	1,137	1,113
Total Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,503	19,340	$ 20,034
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,033	14,352
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,347	9,259
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	331	227
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	99	100
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15	46
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	736	850
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,418	3,637
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 87	$ 233